Equity - Shareholders' Agreement (Details)	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,343,392,869
Shares in treasury	195,614,711
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,343,392,857
Shares in treasury	195,614,711
Total issued shares	4,539,007,568
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	959,040,176
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	959,040,176
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	395,686,156
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	395,686,156
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	277,006,965
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	277,006,965
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,384,352,681
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,384,352,681
Golden Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Golden Shares [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12